Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

(a)	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share. The warrant is exercisable immediately and has a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised.

The Company concurrently sold an additional 1,304,347 warran
t
s to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date.

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years.

In aggregate, the Company issued 7,215,652 common shares, 1,480,000 Pre-Funded Warrants, 9,999,999 Unit Warrants and warrants, and 434,783 Placement Agent Warrants.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $1,930,913, excluding the cost of the Placement Agent Warrants.

Subsequent to year-end, the 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

( b )
In accordance with the terms of the convertible promissory note agreement with the Lender, as outlined in Note 14(e), in the event of any subsequent capital raises, both the conversion price and the exercise price of warrants are at a price less than the stated Conversion Price (US$10.00 per common share) of the promissory note and the Exercise Price of the warrants, both the Conversion Price and the Exercise Price will be revised to the offering price. Since the January 11, 2022 common share offering, as more fully described in Note 31(a), were at a price less than the stated Conversion Price (US$10.00 per common share) of the promissory note and the Exercise Price of the warrants (US$4.00 per common share), both the Conversion Price and the Exercise Price were revised to US$2.30 per common share.

(c)	In addition, as the total gross proceeds of the common share offering, as more fully described in Note 31(a) is in excess of $10,000,000, excluding offering costs or other expenses, the Company was required to direct 20% of the gross proceeds to the Lender of the convertible promissory note described in Note 14(e). A total of US$4,000,000 was repaid to the Lender on January 13, 2022.

(d)
The company issued a total of 3,870,000 options to executives, employees, and consultants. Of these options issued, 3,075,000 were in the form of Restricted Share Units (RSU’s) and 795,000 were stock options with an exercise price of $
1.03
per share. 2,385,000 of the RSU’s vest quarterly over a three-year period with the first vesting occurring on the date of issuance. The remaining
690,000
RSU’s vest on the date of grant. The
795,000
stock options vest quarterly over a three-year period with the first vesting occurring on the date of the grant.